Annual Total Returns (Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares Institutional) (Vanguard Emerging Markets Government Bond Index Fu, Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
Annual Total Return
2014	5.13%